Capital Management (Components of Ratios) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted net debt to adjusted EBITDA	2.2	1.9
Debt to capital (Limit 0.65:1:00)	0.35 : 1.00	0.33 : 1.00
Adjusted EBITDA to adjusted finance costs	7.2	7.3